Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-1111
Carolyn.Augur@LFG.com

VIA EDGAR

October 10, 2024

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Post-Effective Amendment No. 36 to the Registration Statement
on Form N-4 for Lincoln Life & Annuity Variable Annuity Account H
Lincoln Life & Annuity Company of New York (File No. 333-171097)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York and Lincoln Life & Annuity Variable Annuity Account H, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 36 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 to add a new prospectus that, upon approval, will be used for new sales. The contracts described in the current prospectus will no longer be sold.

The Contracts being registered in the Amendment are based on individual variable annuity contracts currently registered with the Commission and offered under this Registration Statement (File No. 333-171097). Accordingly, we request that the Amendment be given selective review pursuant to SEC Release No. IC-13768.  The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

/s/ Carolyn  Augur

Carolyn E. Augur